Account Balances of Variable Annuity Which are Invested in Separate Account (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 27,733,261	$ 28,243,123
Mutual Funds | Bond Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	3,484,805	3,447,255
Mutual Funds | Domestic Equity Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	13,959,524	14,225,576
Mutual Funds | International Equity Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	1,308,840	1,473,393
Mutual Funds | Specialty
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	8,320,880	8,362,991
Money Market Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	585,039	655,648
Other Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 74,173	$ 78,260